Financing Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Financing Receivables, Net

Financing receivables, net as of December 31, 2021 and 2022 consisted of the followings:

	As of December 31,
	2021	2022
	(RMB in thousands)
Short-term:
Short-term financing receivables	4,080,316	6,478,949
Accrued interest receivable	54,880	103,158
Allowance for credit losses	(308,708)	(184,187)
Total short-term financing receivables, net	3,826,488	6,397,920
Long-term:
Long-term financing receivables	260,650	473,545
Allowance for credit losses	(19,523)	(13,220)
Total long-term financing receivables, net	241,127	460,325

Summary of Balances of Financing Receivables by Due Date

The following table summarizes the balances of financing receivables by due date as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	(RMB in thousands)
Due in months
0 - 12	4,080,316	6,478,949
13 - 24	229,900	370,652
25 - 36	22,615	59,217
Thereafter	8,135	43,676
Total financing receivables (excluding accrued interest receivable)	4,340,966	6,952,494

Summary of Activities in Allowance for Credit Losses

The activities in the allowance for credit losses of financing receivables for the years ended December 31, 2020, 2021 and 2022, respectively, consisted of the following:

	For the year ended December 31,
	2020	2021	2022
	(RMB in thousands)
Beginning balances	(373,545)	(529,162)	(328,231)
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	(229,661)	—	—
Provision for credit losses	(779,235)	(401,104)	(437,477)
Charge-offs	1,078,705	912,260	791,046
Recoveries from prior charge-offs	(225,426)	(310,225)	(222,745)
Ending balances	(529,162)	(328,231)	(197,407)

Summary of Aging Analysis of Past Due Financing Receivables

Aging analysis of past due financing receivables as of December 31, 2021 and 2022 are as follows:

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
December 31, 2021	139,503	39,346	29,103	76,694	—	284,646	4,056,320	4,340,966
December 31, 2022	151,784	98,289	81,652	209,738	—	541,463	6,411,031	6,952,494

Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond

The following table provides information on delinquency, which is the primary credit quality indicator for financing receivables. The amortized cost of loans was presented by year of origination for five origination years and beyond, as of December 31, 2022:

	Loans originated in
RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
2018 and before	—	—	—	—	—	—	—	—
2019	4	7	7	70	—	88	12	100
2020	292	131	145	500	—	1,068	13,083	14,151
2021	5,143	3,475	3,607	17,413	—	29,638	148,911	178,549
2022	146,345	94,676	77,893	191,755	—	510,669	6,249,025	6,759,694
Total	151,784	98,289	81,652	209,738	—	541,463	6,411,031	6,952,494